Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
Property, Plant and Equipment

8.  Property, Plant and Equipment

	December 31,
($ in millions)	2017	2016

Land	$172	$105
Buildings	1,390	1,301
Machinery and equipment	5,282	4,723
Construction-in-progress	542	503
	7,386	6,632
Accumulated depreciation	(2,776)	(2,245)
	$4,610	$4,387

Property, plant and equipment are stated at historical or acquired cost. Depreciation expense amounted to $509 million,  $349 million and $247 million for the years ended December 31, 2017, 2016 and 2015, respectively. Noncash investing activities include the acquisition of property, plant and equipment that has not yet been paid. These noncash capital expenditures are excluded from the statement of cash flows and were $124 million for the year ended December 31, 2017.